Fair Value Measurements - Summary of Quantitative Information Regarding Level 3 Fair Value Measurements Inputs (Detail)	Dec. 31, 2021 yr	Mar. 31, 2021	Dec. 31, 2020 yr	Dec. 17, 2020 yr
Dividend Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement Input		0	0
Level 3 [Member] | Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement Input	0		21.7	22.4
Level 3 [Member] | Stock price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement Input	0		10.40	10.45
Level 3 [Member] | Expected life of the options to convert [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement Input	5.5		5.5	5.5
Level 3 [Member] | Risk Free Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement Input	1.04		0.43	0.45
Level 3 [Member] | Dividend Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement Input	0.0		0.0	0.0